Asset Impairment, Restructuring and Other Special Charges - Summary of Activity in Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Balance at beginning of period	$ 78.0	$ 38.1
Charges	27.2	193.8
Separation adjustment	(5.9)
Reserve adjustment	(6.0)	(2.5)
Cash paid	(48.9)	(151.4)
Balance at end of period	44.4	78.0
Exit costs
Restructuring Reserve [Roll Forward]
Balance at beginning of period	34.9	11.5
Charges	11.7	31.8
Separation adjustment	(5.9)
Reserve adjustment	(6.0)	1.4
Cash paid	(25.4)	(9.8)
Balance at end of period	9.3	34.9
Severance
Restructuring Reserve [Roll Forward]
Balance at beginning of period	43.1	26.6
Charges	15.5	162.0
Separation adjustment	0.0
Reserve adjustment	0.0	(3.9)
Cash paid	(23.5)	(141.6)
Balance at end of period	$ 35.1	$ 43.1